Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ 1,556,537	€ (2,344,941)	$ 1,274,271	$ 9,104,828	€ (272,966)
Trade and other payables [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(104,676)	(2,615,791)		(75,712)	(397,853)
Accrued Expenses [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(163,823)	(295,467)		(34,648)	(569,400)
Cash and cash equivalents [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	388,950	539,474		9,214,709	694,287
Other Receivables [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ 1,436,086	€ 26,843	$ 1,274,271	$ 479